SUPPLEMENT DATED OCTOBER 20, 2009
TO THE PROSPECTUS FOR
PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE
PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE II
PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE
AND
PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE II
DATED MAY 1, 2009

This supplement updates information in the prospectuses dated May 1, 2009, for the variable life insurance policies referenced above, each of which is issued by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account. This supplement should be read in its entirety and kept together with your prospectus for future reference. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

ADDITION OF NEW SEPARATE ACCOUNT DIVISIONS

Effective on or about November 21, 2009, the following additional divisions will be available for Principal Benefit
Variable Universal Life, Principal Benefit Variable Universal Life II, Principal Executive Variable Universal Life, and
Principal Executive Variable Universal Life II:

·	Franklin U.S. Government Division
·	PIMCO High Yield Division
·	PIMCO Real Return Division
·	PIMCO Short-Term Division
·	PIMCO Total Return Division

Prospectuses for the mutual funds in which these divisions invest are included with this supplement.

The following information is added to the TABLE OF SEPARATE ACCOUNT DIVISIONS which begins on page 41 of the Principal Benefit Variable Universal Life prospectus, page 47 of the Principal Benefit Variable
Universal Life II prospectus, page 43 of the Principal Executive Variable Universal Life prospectus, and page 45 of the Principal Executive Variable Universal Life II prospectus:

FRANKLIN U.S. GOVERNMENT DIVISION

Invests in:	Franklin Templeton VIP Trust – Franklin U.S. Government Fund – Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks income.

PIMCO HIGH YIELD DIVISION

Invests in:	PIMCO VIT High Yield Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO REAL RETURN DIVISION

Invests in:	PIMCO VIT Real Return Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO SHORT-TERM DIVISION

Invests in:	PIMCO VIT Short-Term Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO TOTAL RETURN DIVISION

Invests in:	PIMCO VIT Total Return Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.